Note 4 - Property and Equipment (Details) - Property, Plant, and Equipment - USD ($)		Mar. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Apr. 16, 2014	Dec. 31, 2013
Land [Member]
Note 4 - Property and Equipment (Details) - Property, Plant, and Equipment [Line Items]
Property and Equipment	[1]		$ 945,180			$ 945,180
Land Improvements [Member]
Note 4 - Property and Equipment (Details) - Property, Plant, and Equipment [Line Items]
Property and Equipment			164,758			164,758
Building [Member]
Note 4 - Property and Equipment (Details) - Property, Plant, and Equipment [Line Items]
Property and Equipment			3,308,465			631,299
Mining Equipment [Member]
Note 4 - Property and Equipment (Details) - Property, Plant, and Equipment [Line Items]
Property and Equipment			1,684,197	$ 65,120		1,569,635
Milling Equipment [Member]
Note 4 - Property and Equipment (Details) - Property, Plant, and Equipment [Line Items]
Property and Equipment			2,620,300			333,594
Laboratory Equipment [Member]
Note 4 - Property and Equipment (Details) - Property, Plant, and Equipment [Line Items]
Property and Equipment			594,451		$ 109,493	65,934
Office Equipment [Member]
Note 4 - Property and Equipment (Details) - Property, Plant, and Equipment [Line Items]
Property and Equipment			72,174			60,992
Vehicles [Member]
Note 4 - Property and Equipment (Details) - Property, Plant, and Equipment [Line Items]
Property and Equipment			148,673			140,002
Property and Equipment			9,538,198			3,911,394
Less: Accumulated depreciation			2,482,324			1,317,958
			$ 7,055,874			2,593,436
Construction in progress (b)	[2]					3,438,113
Total		$ 6,729,652	$ 7,055,874			$ 6,031,549

[1]	Includes the Atlas Mine near Mullan, Idaho with a carrying value of $445,180 (Note 3), and the Dragon Mine with a carrying value of $500,000.
[2]	Represents investments in a new plant facility and related equipment at the mine site, which were transferred to the respective accounts in 2014.